Net Interest Expense (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Components of net interest expense
The components of net interest expense are as follows:

Year ended Dec. 31	2017	2016	2015
Interest on debt	218	218	218
Interest income	(7)	(2)	(2)
Capitalized interest (Note 16)	(9)	(16)	(9)
Loss on redemption of bonds (Note 4(F))	6	1	—
Interest on finance lease obligations	3	3	4
Credit facility fees, bank charges, and other interest	18	19	10
Keephills 1 outage interest accruals (reversals) (Note 4)	—	(10)	9
Other	(3)	(4)	—
Accretion of provisions (Note 20)	21	20	21
Net interest expense	247	229	251